Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended	68 Months Ended	71 Months Ended
	Dec. 10, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000215155
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,150	$ 11,400	$ 14,230	$ 14,950	$ 17,928	$ 19,391	$ 18,161	$ 17,674	$ 16,730	$ 12,988	$ 13,821	$ 10,458	$ 14,519	$ 13,040	$ 13,095	$ 10,958	$ 9,915	$ 11,945	$ 11,194	$ 12,506	$ 12,267	$ 12,699	$ 13,974	$ 16,147
C000215156
Account Value [Line Items]
Accumulated Value	500,000	507,500	571,000	713,000	750,000	900,404	974,549	913,608	889,739	843,196	655,208	697,533	528,784	734,310	660,314	663,703	555,816	504,025	607,267	569,566	636,267	625,330	647,769	713,313	825,506
MSCI China All Shares Index Net
Account Value [Line Items]
Accumulated Value	10,000	10,324	10,261	12,365	13,164	15,145	14,362	13,058	13,087	11,750	9,974	10,066	7,515	10,529	9,570	9,780	8,389	7,554	8,694	8,519	9,939	9,731	10,252	11,415	12,825
MSCI China All Shares Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 516,203	$ 513,063	$ 618,258	$ 658,220	$ 757,273	$ 718,116	$ 652,908	$ 654,342	$ 587,511	$ 498,704	$ 503,298	$ 375,734	$ 526,465	$ 478,501	$ 488,992	$ 419,447	$ 377,698	$ 434,709	$ 425,943	$ 496,936	$ 486,565	$ 512,616	$ 570,757	$ 641,243